Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom Income® Portfolio
September 30, 2021
VIPIFFINC-NPRT3-1121
1.822890.116
Domestic Equity Funds - 6.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	23,161	1,223,572
VIP Equity-Income Portfolio Investor Class (a)	48,033	1,278,647
VIP Growth & Income Portfolio Investor Class (a)	57,744	1,457,465
VIP Growth Portfolio Investor Class (a)	12,231	1,256,588
VIP Mid Cap Portfolio Investor Class (a)	7,981	354,043
VIP Value Portfolio Investor Class (a)	49,339	936,952
VIP Value Strategies Portfolio Investor Class (a)	27,949	456,960
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,949,738)		6,964,227

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	503,018	6,961,768
VIP Overseas Portfolio Investor Class (a)	242,501	6,979,167
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,416,724)		13,940,935

Bond Funds - 58.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,162,131	13,283,162
Fidelity International Bond Index Fund (a)	61,041	612,246
Fidelity Long-Term Treasury Bond Index Fund (a)	193,943	2,810,227
VIP High Income Portfolio Investor Class (a)	375,327	2,038,026
VIP Investment Grade Bond Portfolio Investor Class (a)	2,965,274	40,683,562
TOTAL BOND FUNDS (Cost $54,829,534)		59,427,223

Short-Term Funds - 21.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $21,694,678)	21,694,678	21,694,678

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $89,890,674)	102,027,063
NET OTHER ASSETS (LIABILITIES) - 0.0%	33
NET ASSETS - 100.0%	102,027,096

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,763,950	2,775,695	1,668,978	419	16,552	395,943	13,283,162
Fidelity International Bond Index Fund	-	616,649	1,055	-	(4)	(3,344)	612,246
Fidelity Long-Term Treasury Bond Index Fund	2,255,485	1,423,062	676,937	50,760	(52,151)	(139,232)	2,810,227
VIP Contrafund Portfolio Investor Class	1,185,070	338,781	418,605	57,608	36,687	81,639	1,223,572
VIP Emerging Markets Portfolio Investor Class	7,706,021	2,311,848	2,737,909	299,404	336,641	(654,833)	6,961,768
VIP Equity-Income Portfolio Investor Class	1,250,294	370,133	486,654	41,933	39,467	105,407	1,278,647
VIP Government Money Market Portfolio Investor Class 0.01%	22,211,136	3,511,343	4,027,801	1,642	-	-	21,694,678
VIP Growth & Income Portfolio Investor Class	1,424,665	412,145	561,840	43,657	60,830	121,665	1,457,465
VIP Growth Portfolio Investor Class	1,207,492	433,540	393,052	145,063	16,097	(7,489)	1,256,588
VIP High Income Portfolio Investor Class	1,953,090	295,360	269,862	16,094	1,010	58,428	2,038,026
VIP Investment Grade Bond Portfolio Investor Class	40,096,541	7,075,935	5,615,419	585,692	(47,759)	(825,736)	40,683,562
VIP Mid Cap Portfolio Investor Class	345,347	72,830	114,860	1,326	19,880	30,846	354,043
VIP Overseas Portfolio Investor Class	5,127,147	2,634,772	1,232,585	155,059	71,674	378,159	6,979,167
VIP Value Portfolio Investor Class	915,421	230,897	376,302	2,190	73,112	93,824	936,952
VIP Value Strategies Portfolio Investor Class	447,599	103,070	183,787	713	37,984	52,094	456,960
	97,889,258	22,606,060	18,765,646	1,401,560	610,020	(312,629)	102,027,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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